Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	EVmo, Inc.
Entity Central Index Key	0001691077
Entity Primary SIC Number	7371
Entity Tax Identification Number	81-3028414
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	433 N. Camden Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	(310)
Local Phone Number	926-2643
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false